---------------------------
                                                     |OMB APPROVAL
                                                     |OMB Number: 3235-0570
                                                     |
                                                     |Expires: October 31, 2006
                                                     |
                                                     |Estimated average burden
                                                     |hours per response: 19.3
                                                     ---------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number  811-21483
                                       -----------------------------------------

                                 Veracity Funds
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   9900 Corporate Campus Drive, Suite 3000       Louisville, Kentucky  40223
   -----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 David D. Jones, Esq.

David Jones & Assoc., P.C.  395 Sawdust Road #2148   The Woodlands, Texas  77380
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (502) 657-6460
                                                    ----------------

Date of fiscal year end:       February 28, 2005
                          ---------------------------

Date of reporting period:      August 31, 2004
                          ---------------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


================================================================================


                                 VERACITY FUNDS

                          VERACITY SMALL CAP VALUE FUND









                               SEMI-ANNUAL REPORT
                                 August 31, 2004
                                   (Unaudited)










      INVESTMENT ADVISER                                    ADMINISTRATOR
      ------------------                                    -------------
INTEGRITY ASSET MANAGEMENT, LLC                     ULTIMUS FUND SOLUTIONS, LLC
  9900 Corporate Campus Drive                              P.O. Box 46707
          Suite 3000                                 Cincinnati, Ohio 45246-0707
   Louisville, Kentucky 40223                              1-866-896-9292

================================================================================

                          VERACITY SMALL CAP VALUE FUND


Dear Fellow Shareholders:

This Semi-Annual Report covers the period ending August 31, 2004. It is the initial such report for the Veracity Small Cap Value Fund and contains important financial information. Please take the time to familiarize yourself with this material.

The market performance during the first five months of the Fund's existence brings to mind the classic first line of Dicken's Tale of Two Cities, "It was the best of times; it was the worst of times..." While perhaps this may be a bit of an overstatement, it certainly has been a trying time for investors as the equity markets have ebbed and flowed.

During this period, the market has overly punished companies with disappointing earnings while rewarding positive surprises only modestly. This "Heads-I-Win-Tails-You-Lose" skewing of the tradeoff between risk and return was brought about over concerns of a faltering economy and slowing earnings growth from corporate America.

From March 30 - August 31, 2004, the Fund's benchmark, the Russell 2000 Value, lost 2.55%. The Russell 2000 lost 6.63%, the S&P 500 dropped 1.31% and the Dow Jones Industrial Average fell 1.13%. Energy stocks were the best performers, dwarfing the return of the broader market and of all industry groups. Technology and Consumer related shares performed the worst during the period.

The Veracity Small Cap Value Fund had a total return of -3.60% during this same time period.

While we do believe that earnings growth is slowing, we also suspect that it is not going away. We believe the market witnessed a traditional summer slowdown which will be followed by continued growth into the first half of 2005. The market's concerns brought about three opportunities which we have seized in the Veracity Small Cap Value Fund.

     1. We believe the economic expansion will last longer than current market consensus. Based on this belief, we used the weakness in Consumer Cyclicals and Industrials to upgrade the quality of the stocks we own, selling more leveraged and narrowly focused companies for healthier, more diversified ones.

     2. Technology stocks were hit particularly hard as Sarbanes-Oxley implementation slowed software expenditures and the summer slowdown cut into semiconductor sales. We used this weakness to add exposure to Software and Semiconductors, adding some companies selling at less than 1.5 times the cash on their balance sheet.

                          VERACITY SMALL CAP VALUE FUND



     3. The dearth of volume in the market over the last six months created an opportunity in market sensitive Financials, and we added substantially to this group, buying, as in technology, some stocks trading for little more than the net cash on the books.

We are excited about how recent market opportunities have allowed us to position the Fund for the months ahead and look forward to experiencing with you how the resulting investment decisions will benefit the portfolio.

We appreciate your confidence in our investment discipline and thank you for choosing the Veracity Small Cap Value Fund as a part of your overall investment strategy.

Best regards,

/s/ Matthew G. Bevin

Matthew G. Bevin
President

                          VERACITY SMALL CAP VALUE FUND
                             SECTOR DIVERSIFICATION
                       AS OF AUGUST 31, 2004 (UNAUDITED)

[GRAPHIC OMITTED]


Consumer Discretionary                       7.9%
Consumer Staples                             0.7%
Energy                                       6.6%
Financials                                  26.4%
Health Care                                  5.8%
Industrials                                 16.0%
Information Technology                       8.2%
Materials                                   10.0%
Telecommunication Services                   1.1%
Utilities                                    3.4%
Closed-End Funds                             3.6%
REITs                                        7.3%
Money Markets                                5.4%


---------------------------------------------------------------------------------------------------------------------
                                                    TOP TEN HOLDINGS
                                            AS OF AUGUST 31, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
COMPANY                                   PRIMARY BUSINESS           SECTOR CLASSIFICATION         % OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------
iShares Russell 2000 Value Index Fund*                               Closed End Domestic Fund            3.6%
---------------------------------------------------------------------------------------------------------------------
AMCORE Financial, Inc.                    Regional Banks             Financials                          1.3%
---------------------------------------------------------------------------------------------------------------------
Amerigroup Corp.                          Managed Healthcare         Health Care                         1.3%
---------------------------------------------------------------------------------------------------------------------
MPS Group, Inc.                           Personnel Services         Industrials                         1.3%
---------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc.                         Personnel Services         Industrials                         1.2%
---------------------------------------------------------------------------------------------------------------------
Dime Community Bancshares                 Savings Bank               Financials                          1.2%
---------------------------------------------------------------------------------------------------------------------
Energen Corp.                             Gas Distributors           Energy                              1.2%
---------------------------------------------------------------------------------------------------------------------
Century Aluminum Co.                      Aluminum                   Materials                           1.1%
---------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                       Gas Distributors           Utilities                           1.1%
---------------------------------------------------------------------------------------------------------------------
FirstMerit Corp.                          Regional Banks             Financials                          1.1%
---------------------------------------------------------------------------------------------------------------------

* iShares were used on a short-term basis to dampen the volatility associated with significant cash flows into the Fund.

VERACITY SMALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2004 (UNAUDITED)
================================================================================

ASSETS
Investments in securities:
  At acquisition cost                                         $   11,802,817
                                                              ==============
  At value (Note 1)                                           $   11,668,798
Receivable from Advisor (Note 3)                                       3,949
Receivable for securities sold                                       158,928
Dividends receivable                                                  11,489
Other assets                                                          11,225
                                                              --------------
  TOTAL ASSETS                                                    11,854,389
                                                              --------------

LIABILITIES
Payable for investment securities purchased                          441,445
Payable to affiliates (Note 3)                                         4,000
Other accrued expenses                                                15,119
                                                              --------------
  TOTAL LIABILITIES                                                  460,564
                                                              --------------

NET ASSETS                                                    $   11,393,825
                                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital                                               $   11,731,405
Accumulated net investment loss                                       (1,414)
Accumulated net realized losses from security transactions          (202,147)
Net unrealized depreciation on investments                          (134,019)
                                                              --------------
NET ASSETS                                                    $   11,393,825
                                                              ==============

Shares of beneficial interest outstanding (unlimited
 number of shares authorized, no par value)                          590,819
                                                              ==============

Net asset value, offering price and redemption price
 per share (Note 1)                                           $        19.28
                                                              ==============


See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED AUGUST 31, 2004(a) (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                  $       28,140
                                                              --------------

EXPENSES
   Administration fees (Note 3)                                       20,000
   Investment advisory fees (Note 3)                                  19,518
   Custodian fees                                                     14,637
   Distribution expense (Note 3)                                       4,926
   Postage and supplies                                                2,736
   Registration fees                                                   2,275
   Professional fees                                                   1,063
   Pricing fees                                                        1,579
   Other expenses                                                      2,469
                                                              --------------
       TOTAL EXPENSES                                                 69,203
   Fees waived and expenses reimbursed by the Advisor (Note 3)       (39,649)
                                                              --------------
       NET EXPENSES                                                   29,554
                                                              --------------

NET INVESTMENT LOSS                                                   (1,414)
                                                              --------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   Net realized losses from:
    Security transactions                                           (172,179)
    Future contracts                                                 (29,968)
   Net change in unrealized appreciation/depreciation
    on investments                                                  (134,019)
                                                              --------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS                   (336,166)
                                                              --------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                    $     (337,580)
                                                              ==============

(a) Represents the period from the commencement of operations (March 30, 2004) through August 31, 2004.

See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED AUGUST 31, 2004(a) (UNAUDITED)
--------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss                                        $       (1,414)
   Net realized losses from:
    Security transactions                                           (172,179)
    Future contracts                                                 (29,968)
   Net change in unrealized appreciation/depreciation
     on investments                                                 (134,019)
                                                              --------------
Net decrease in net assets from operations                          (337,580)
                                                              --------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      11,795,790
   Payments for shares redeemed                                     (164,385)
                                                              --------------
Net increase in net assets from capital share transactions        11,631,405
                                                              --------------

TOTAL INCREASE IN NET ASSETS                                      11,293,825

NET ASSETS
   Beginning of period                                               100,000
                                                              --------------
   End of period                                              $   11,393,825
                                                              ==============


CAPITAL SHARE ACTIVITY
Shares sold                                                          594,190
Shares redeemed                                                       (8,371)
                                                              --------------
 Net increase in shares outstanding                                  585,819
Shares outstanding, beginning of period                                5,000
                                                              --------------
Shares outstanding, end of period                                    590,819
                                                              ==============



(a) Represents the period from the commencement of operations (March 30, 2004) through August 31, 2004.


See accompanying notes to financial statements.

VERACITY SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
--------------------------------------------------------------------------------
                                                                   Period
                                                                    Ended
                                                              August 31, 2004(a)
                                                                 (Unaudited)
--------------------------------------------------------------------------------

   Net asset value at beginning of period                     $        20.00
                                                              --------------

   Loss from investment operations:
     Net investment loss                                              (0.00)(b)
     Net realized and unrealized losses on investments                 (0.72)
                                                              --------------
   Total from investment operations                                    (0.72)
                                                              --------------

   Proceeds from redemption fees collected                             0.00(b)
                                                              --------------

   Net asset value at end of period                           $        19.28
                                                              ==============


RATIOS AND SUPPLEMENTAL DATA:

   Total return(c)                                                  (3.60%)(d)
                                                              ==============

   Net assets at end of period (000's)                        $       11,394
                                                              ==============

   Ratio of net expenses to average net assets (e)                    1.48%(f)

   Ratio of net investment loss to average net assets               (0.07%)(f)

   Portfolio turnover rate                                             238%(f)
--------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (March 30, 2004) through August 31, 2004.

(b)  Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Return does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Not Annualized.

(e) Absent fee waivers and/or expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 3.46%(f) for the period ended August 31, 2004.

(f)  Annualized.


See accompanying notes to financial statements.

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   SHARES       COMMON STOCKS - 86.1%                                  VALUE
-------------   -----------------------------------------           ----------
                CONSUMER DISCRETIONARY - 7.9%
   12,445       Charming Shoppes, Inc. (a)                           $  85,373
    8,410       Gray Television, Inc.                                  115,553
    2,391       Lone Star Steakhouse & Saloon, Inc.                     55,447
      790       Media General, Inc. - Class A                           45,970
    1,944       Penn National Gaming, Inc. (a)                          75,524
    3,269       Phillips-Van Heusen Corp.                               65,903
    7,430       Pinnacle Entertainment, Inc. (a)                        92,132
    2,995       Reebok International Ltd.                              101,740
    1,839       R.H. Donnelley Corp. (a)                                85,422
    4,235       Warnaco Group, Inc. (The)(a)                            85,293
    3,395       Zale Corp.(a)                                           86,980
                                                                    ----------
                                                                       895,337
                                                                    ----------

                CONSUMER STAPLES - 0.7%
    3,350       Longs Drug Stores Corp.                                 81,338
                                                                    ----------

                ENERGY - 6.6%
    2,513       AirGas, Inc.                                            55,914
    2,781       Energen Corp.                                          131,931
   10,842       Magnum Hunter Resources, Inc. (a)                      110,480
    2,285       Massey Energy Co.                                       62,883
    1,493       New Jersey Resources Corp.                              60,989
    3,884       Oneok, Inc.                                             91,507
    3,040       Spinnaker Exploration Co. (a)                          103,786
    2,678       Unit Corp. (a)                                          84,089
    2,402       Vectren Corp.                                           58,729
                                                                    ----------
                                                                       760,308
                                                                    ----------

                FINANCIALS - 26.4%
    3,350       Advanta Corp. - Class B                                 78,725
    2,493       Affiliated Managers Group, Inc. (a)                    122,282
    5,437       AMCORE Financial, Inc.                                 152,888
    2,350       AmerUs Group Co.                                        93,671
    2,152       Chemical Financial Corp.                                73,835
    3,597       City Holding Co.                                       112,694
    3,289       Commercial Federal Corp.                                89,691
    2,699       Delphi Financial Group, Inc. - Class A                 106,125
    8,071       Dime Community Bancshares                              134,221
    1,255       FirstFed Financial Corp.(a)                             57,228
    4,755       FirstMerit Corp.                                       125,247
    2,144       Forest City Enterprises, Inc. - Class A                118,756
    4,200       Greater Bay Bancorp                                    119,574
   15,785       Instinet Group, Inc. (a)                                77,978
    3,490       Investment Technology Group, Inc. (a)                   47,918
    7,575       Knight Trading Group, Inc. - Class A (a)                68,630

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES      COMMON STOCKS - 86.1% (CONTINUED)                      VALUE
-------------   -----------------------------------------           ----------
                FINANCIALS - 26.4% (CONTINUED)
    2,350       MAF Bancorp, Inc.                                    $  98,301
    2,810       Navigators Group, Inc. (a)                              82,164
    1,750       New Century Financial Corp.                             93,870
    3,910       Odyssey Re Holdings Corp.                               85,785
    6,000       Ohio Casualty Corp. (a)                                120,900
    1,950       Piper Jaffray Companies, Inc. (a)                       84,045
    5,089       Presidential Life Corp.                                 89,312
    4,295       Raymond James Financial, Inc.                          104,025
    2,750       RLI Corp.                                              101,723
    4,512       Sky Financial Group, Inc.                              110,815
    3,053       Susquehanna Bancshares, Inc.                            73,272
      995       Triad Guaranty, Inc. (a)                                55,422
    3,802       Trustmark Corp.                                        113,984
    8,615       Universal American Financial Corp. (a)                  98,297
    2,822       Whitney Holding Corp.                                  116,266
                                                                    ----------
                                                                     3,007,644
                                                                    ----------

                HEALTH CARE - 5.8%
    2,904       Amerigroup Corp. (a)                                   149,091
    2,702       Andrx Corp.(a)                                          54,472
    1,556       Cooper Companies, Inc. (The)                            90,170
    2,168       Covance, Inc. (a)                                       81,192
    1,801       Dade Behring Holdings, Inc. (a)                         94,679
    6,780       MIM Corp. (a)                                           43,934
    5,871       PSS World Medical, Inc. (a)                             63,348
   13,582       Stewart Enterprises, Inc. - Class A (a)                 92,493
                                                                    ----------
                                                                       669,379
                                                                    ----------

                INDUSTRIALS - 16.0%
    1,520       Actuant Corp. - Class A (a)                             57,517
    2,727       Ametek, Inc.                                            77,856
    8,758       BE Aerospace, Inc. (a)                                  92,835
    2,233       CNF, Inc.                                               91,598
    1,233       Curtiss-Wright Corp.                                    67,383
    1,829       Eagle Materials, Inc.                                  114,861
    3,873       Genesee & Wyoming, Inc. - Class A (a)                   86,678
    3,109       Hub Group, Inc. - Class A (a)                           82,451
   11,162       Labor Ready, Inc. (a)                                  138,297
    3,992       Lennox International, Inc.                              64,910
   16,013       MPS Group, Inc. (a)                                    142,996
    9,590       Northwest Airlines Corp. (a)                            90,338
    1,797       Overnight Corp.                                         54,701
    5,167       Pacer International, Inc. (a)                           80,089

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES      COMMON STOCKS - 86.1% (CONTINUED)                      VALUE
-------------   -----------------------------------------           ----------
                INDUSTRIALS - 16.0% (CONTINUED)
    4,050       Sirva, Inc. (a)                                      $  85,778
    7,540       Spherion Corp. (a)                                      55,193
    2,241       United Stationers, Inc. (a)                             92,262
    6,843       Wabtec Corp.                                           117,084
    3,361       Watts Water Technologies, Inc. - Class A                85,571
    3,445       Werner Enterprises, Inc.                                61,045
    2,196       York International Corp.                                71,502
                                                                    ----------
                                                                     1,810,945
                                                                    ----------

                INFORMATION TECHNOLOGY - 8.2%
    2,042       Anixter International, Inc. (a)                         72,021
   11,655       Aspen Technology, Inc. (a)                              67,482
    4,880       Cypress Semiconductor Corp.(a)                          47,629
    6,093       Entegris, Inc. (a)                                      48,500
    6,160       Fairchild Semiconductor International, Inc. (a)         75,953
    2,695       FileNET Corp. (a)                                       52,930
    5,055       Insight Enterprises, Inc. (a)                           80,880
    4,370       Inter-Tel, Inc.                                         87,182
   14,960       Matrixone, Inc. (a)                                     70,013
   15,235       Parametric Technology Corp. (a)                         74,194
    4,931       Photronics, Inc. (a)                                    70,760
    4,060       Plexus Corp. (a)                                        47,867
    2,304       Standard Microsystems Corp. (a)                         36,564
    8,569       Verity, Inc. (a)                                        98,115
                                                                    ----------
                                                                       930,090
                                                                    ----------

                MATERIALS - 10.0%
    4,635       Brush Engineered Materials, Inc. (a)                    94,971
    5,252       Century Aluminum Co.                                   130,145
    2,081       Cytec Industries, Inc.                                 100,387
    2,119       Florida Rock Industries, Inc.                           96,415
    5,795       Glatfelter                                              73,481
    7,567       Hercules, Inc.                                         103,819
    3,255       Kandant, Inc. (a)                                       61,454
    7,835       NN, Inc.                                                78,977
    5,095       Packaging Corp. of America                             116,676
    3,903       Steel Dynamics, Inc.                                   122,398
    1,681       Valspar Corp. (The)                                     79,494
    9,965       WCA Waste Corp. (a)                                     83,307
                                                                    ----------
                                                                     1,141,524
                                                                    ----------

                TELECOMMUNICATION SERVICES - 1.1%
   14,213       Arris Group, Inc.                                       64,811
    4,495       Brightpoint, Inc. (a)                                   59,559
                                                                    ----------
                                                                       124,370
                                                                    ----------

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES      COMMON STOCKS - 86.1% (CONTINUED)                     VALUE
-------------   -----------------------------------------           ----------
                UTILITIES - 3.4%
    4,228       AGL Resources, Inc.                                  $ 128,912
    2,586       ALLETE, Inc.                                            69,977
   19,488       Dynegy, Inc. - Class A                                  84,968
    3,070       UGI Corp.                                              104,871
                                                                    ----------
                                                                       388,728
                                                                    ----------

                TOTAL COMMON STOCKS (Cost $9,980,593)              $ 9,809,663
                                                                    ----------


    SHARES      REAL ESTATE INVESTMENT TRUSTS - 7.3%                   VALUE
-------------   -----------------------------------------           ----------
                DIVERSIFIED - 0.5%
     2,586      First Potomac Realty Trust                           $ 52,237
                                                                    ----------

                INDUSTRIAL/OFFICE - 2.4%
    2,904       Brandywine Realty Trust                                 85,958
    4,610       Corporate Office Property Trust                        121,934
    2,904       Highwoods Properties, Inc.                              71,438
                                                                    ----------
                                                                       279,330
                                                                    ----------

                LODGING/RESORT - 3.0%
   13,551       Ashford Hospitality Trust                              116,539
   10,228       Highland Hospitality Corp.                             115,270
   18,400       Meristar Hospitality Corp.                             105,984
                                                                    ----------
                                                                       337,793
                                                                    ----------

                RESIDENTIAL - 0.8%
    3,207       Summit Properties, Inc.                                 87,102
                                                                    ----------

                RETAIL - 0.6%
    2,750       Ramco-Gershenson Propery Trust                          74,305
                                                                    ----------

                TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $796,441)  $ 830,767
                                                                    ----------

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES      CLOSED END DOMESTIC FUNDS - 3.6%                       VALUE
-------------   -----------------------------------------           ----------

     2,500      iShares Russell 2000 Value Index Fund
                 (Cost $412,040)                                     $ 414,625
                                                                     ---------



    SHARES      MONEY MARKETS - 5.4%                                   VALUE
-------------   -----------------------------------------           ----------

    613,743     First American Treasury Obligation Fund -
                 Class Y (Cost $613,743)                             $ 613,743
                                                                     ---------

                TOTAL INVESTMENT SECURITIES - 102.4%              $ 11,668,798
                 (Cost $11,802,817)

                LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4%)        (274,973)
                                                                     ---------


                NET ASSETS - 100.0%                               $ 11,393,825
                                                                 =============

                (a)  Non-income producing security.

                See accompanying notes to financial statements.

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Veracity Small Cap Value Fund (the "Fund") is a diversified series of Veracity Funds (the "Trust"), an open-end management investment company established under the laws of Delaware by the filing of a Certificate of Trust dated December 29, 2003. On March 30, 2004, 5,000 shares of the Fund were issued for cash, at $20.00 per share, to two individuals affiliated with Integrity Asset Management, LLC (the "Advisor"), the investment advisor to the Fund. The public offering of shares of the Fund commenced on March 30, 2004. The Fund had no operations prior to the public offering of shares except for the initial issuance of shares.

     The investment objective of the Fund is long-term capital appreciation.

     CONTINGENCIES AND COMMITMENTS - The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

     SECURITIES VALUATION - Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     SHARE VALUATION - The net asset value of the Fund's shares is calculated at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value is calculated by dividing the value of the Fund's total assets, minus liabilities, by the total number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends arising from net investment income and net capital gains, if any, are declared and paid annually in December. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. There were no distributions for the period ended August 31, 2004.

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provisions for income taxes have been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis for each item as of August 31, 2004:

           Cost of portfolio investments               $ 11,840,548
                                                      =============
           Gross unrealized appreciation               $    317,750
           Gross unrealized depreciation                   (489,500)
                                                      -------------

           Net unrealized depreciation                 $   (171,750)
           Other losses                                    (165,830)
                                                      -------------
           Accumulated deficit                         $   (337,580)
                                                      =============


2.   INVESTMENT TRANSACTIONS

     During the period ended August 31, 2004, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $16,410,390 and $5,050,159 respectively.

3.   TRANSACTIONS WITH AFFILIATES

     Certain Trustees and officers of the Trust are affiliated with the Advisor or Ultimus Fund Solutions, LLC ("Ultimus"), the Fund's administrator, transfer agent and fund accounting agent.

VERACITY FUNDS
VERACITY SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
AUGUST 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

3.   TRANSACTIONS WITH AFFILIATES (Continued)

     INVESTMENT MANAGEMENT AGREEMENT Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor is obligated to waive receipt of its fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund's overall total annual expense ratio at not greater than 1.50%. This contractual obligation expires after the Fund's first year of operations, but may be renewed for additional time periods by mutual agreement. For the period ended August 31, 2004, the Advisor waived investment advisory fees of $19,518 and reimbursed the Fund For $20,131 of other operating expenses.

     The Advisor has concurrently entered into an agreement with the Fund to recover expenses waived and/or reimbursed on behalf of the Fund, but only for a period of three years after the expense is waived and/or reimbursed, and only if such recovery will not cause the Fund's expense ratio to exceed 1.50% annually.

     MUTUAL FUND SERVICES AGREEMENT
     Under the terms of a Mutual Fund Service Agreement, Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Fund. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of .25% on its respective average daily net assets up to $25 million; .20% on the next $25 million of such assets; and .15% on such net assets in excess of $50 million, subject to a minimum monthly fee of $5,000. The foregoing fees will be discounted by 20% until the earlier of March 25, 2005 or the Fund's net assets reaching $20 million. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund's portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC, the principal underwriter of the Fund's shares and an affiliate of Ultimus.

     DISTRIBUTION AGREEMENT
     Under the terms of the Distribution Agreement, Ultimus Fund Distributors, LLC, provides distribution services to the Trust and serves as principal underwriter to the Fund.

     PLAN OF DISTRIBUTION
     The Trust has adopted a Plan of Distribution (the "Plan") under which it may finance activities primarily intended to result in the sale or retention of Fund shares. Under the Plan, the Advisor is reimbursed for distribution related expenditures made pursuant to the Plan at an annual rate of .25% of the Fund's average daily net assets. For the period ended August 31, 2004, the Advisor received payments from the Fund of $2,413.

ITEM 2. CODE OF ETHICS.


Not required


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.


Not applicable


ITEM 6. SCHEDULE OF INVESTMENTS.


Not applicable [schedule filed with Item 1]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not applicable


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not applicable


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


The registrant has no specific procedures by which shareholders may recommend nominees to the registrant's board of trustees. However, the registrant's nominating committee would consider nominees recommended by shareholders if submitted in accordance with Rule 14a-8 under the Securities Exchange Act of 1934 in conjunction with a shareholder meeting to consider the election of trustees.


ITEM 10.  CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required


(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto


(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto



Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act


Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Veracity Funds
              -------------------------------------------------------



By (Signature and Title)*     /s/ Matthew G. Bevin
                          -------------------------------------------
                          Matthew G. Bevin , President


Date     November 3, 2004
        -----------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*      /s/ Matthew G. Bevin
                          -------------------------------------------
                          Matthew G. Bevin , President


Date     November 3, 2004
        -----------------------------------------




By (Signature and Title)*   /s/ Mark J. Seger
                          -------------------------------------------
                          Mark J. Seger, Treasurer


Date     November 3, 2004
        -----------------------------------------


* Print the name and title of each signing officer under his or her signature.